Share Capital - Schedule of Share Capital (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($) shares		Dec. 31, 2025 USD ($) shares		Dec. 31, 2024 HKD ($) shares		Dec. 31, 2024 USD ($) shares
Schedule of Share Capital [Line Items]
Beginning balance, Number of shares	183,603	[1]	183,603	[1]	156,250	[1]	156,250	[1]
Beginning balance, Number of shares, Total (in Dollars and Dollars)	$ 11,457		$ 1,472		$ 9,750		$ 1,253
Issuance of Class A ordinary shares for conversion of promissory notes, Number of shares	21,486	[1]	21,486	[1]
Issuance of Class A ordinary shares for conversion of promissory notes, Number of shares, Total (in Dollars and Dollars)	$ 1,341		$ 172
Issuance of Class A ordinary shares for pursuant to the SEPA, Number of shares	38,727	[1]	38,727	[1]
Issuance of Class A ordinary shares for pursuant to the SEPA, Number of shares, Total (in Dollars and Dollars)	$ 2,416		$ 311
Issuance of Class A ordinary shares for advisory fee, Number of shares	625	[1]	625	[1]
Issuance of Class A ordinary shares for advisory fee, Number of shares, Total (in Dollars and Dollars)	$ 39		$ 5
Issuance of Class A ordinary shares under private placement, Number of shares	20,000	[1]	20,000	[1]
Issuance of Class A ordinary shares under private placement, Number of shares, Total (in Dollars and Dollars)	$ 1,248		$ 160
Conversion of Class B to Class A ordinary shares, Number of shares		[1]		[1]
Conversion of Class B to Class A ordinary shares, Number of shares, Total (in Dollars and Dollars)
Round up ordinary shares adjustment due to retroactive effect of 1-for-8 reverse share split, Number of shares	550	[1]	550	[1]
Round up ordinary shares adjustment due to retroactive effect of 1-for-8 reverse share split, Number of shares, Total (in Dollars and Dollars)
Issuance of Class A ordinary shares for debt conversion, Number of shares					7,473	[1]	7,473	[1]
Issuance of Class A ordinary shares for debt conversion, Number of shares, Total (in Dollars and Dollars)					$ 466		$ 60
Issuance of Class A ordinary shares for initial public offering, net of related expenses, Number of shares					17,834	[1]	17,834	[1]
Issuance of Class A ordinary shares for initial public offering, net of related expenses, Number of shares, Total (in Dollars and Dollars)					$ 1,113		$ 143
Underwriters’ exercise of over-allotment option, Number of shares					1,247	[1]	1,247	[1]
Underwriters’ exercise of over-allotment option, Number of shares, Total (in Dollars and Dollars)					$ 78		$ 10
Issuance of Class A ordinary shares for commitment fee, Number of shares					799	[1]	799	[1]
Issuance of Class A ordinary shares for commitment fee Number of shares, Total (in Dollars and Dollars)					$ 50		$ 6
Ending balance, Number of shares	264,991	[1]	264,991	[1]	183,603	[1]	183,603	[1]
Ending balance, Number of shares, Total (in Dollars and Dollars)	$ 16,501		$ 2,120		$ 11,457		$ 1,472
Ordinary shares - Class A [Member]
Schedule of Share Capital [Line Items]
Beginning balance, Number of shares	158,603	[1]	158,603	[1]	131,250	[1]	131,250	[1]
Issuance of Class A ordinary shares for conversion of promissory notes, Number of shares	21,486	[1]	21,486	[1]
Issuance of Class A ordinary shares for pursuant to the SEPA, Number of shares	38,727	[1]	38,727	[1]
Issuance of Class A ordinary shares for advisory fee, Number of shares	625	[1]	625	[1]
Issuance of Class A ordinary shares under private placement, Number of shares	20,000	[1]	20,000	[1]
Conversion of Class B to Class A ordinary shares, Number of shares	25,000	[1]	25,000	[1]
Round up ordinary shares adjustment due to retroactive effect of 1-for-8 reverse share split, Number of shares	550	[1]	550	[1]
Issuance of Class A ordinary shares for debt conversion, Number of shares					7,473	[1]	7,473	[1]
Issuance of Class A ordinary shares for initial public offering, net of related expenses, Number of shares					17,834	[1]	17,834	[1]
Underwriters’ exercise of over-allotment option, Number of shares					1,247	[1]	1,247	[1]
Issuance of Class A ordinary shares for commitment fee, Number of shares					799	[1]	799	[1]
Ending balance, Number of shares	264,991	[1]	264,991	[1]	158,603	[1]	158,603	[1]
Ordinary shares - Class B [Member]
Schedule of Share Capital [Line Items]
Beginning balance, Number of shares	25,000	[1]	25,000	[1]	25,000	[1]	25,000	[1]
Issuance of Class A ordinary shares for conversion of promissory notes, Number of shares		[1]		[1]
Issuance of Class A ordinary shares for pursuant to the SEPA, Number of shares		[1]		[1]
Issuance of Class A ordinary shares for advisory fee, Number of shares		[1]		[1]
Issuance of Class A ordinary shares under private placement, Number of shares		[1]		[1]
Conversion of Class B to Class A ordinary shares, Number of shares	(25,000)	[1]	(25,000)	[1]
Round up ordinary shares adjustment due to retroactive effect of 1-for-8 reverse share split, Number of shares		[1]		[1]
Issuance of Class A ordinary shares for debt conversion, Number of shares						[1]		[1]
Issuance of Class A ordinary shares for initial public offering, net of related expenses, Number of shares						[1]		[1]
Underwriters’ exercise of over-allotment option, Number of shares						[1]		[1]
Issuance of Class A ordinary shares for commitment fee, Number of shares						[1]		[1]
Ending balance, Number of shares		[1]		[1]	25,000	[1]	25,000	[1]

[1]	All shares and per share amount used herein and in the accompanying financial statements have been retroactively stated to reflect the effect of the reverse share split effected on October 6, 2025 and April 17, 2026